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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2009

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

November 30, 2009 (Unaudited)	Columbia International Value Master Portfolio

		Shares	Value ($)*
Common Stocks — 98.0%
CONSUMER DISCRETIONARY — 7.6%
Automobiles — 1.6%
	Nissan Motor Co., Ltd. (a)	1,330,900	9,650,661
	Renault SA (a)	125,200	6,118,015
	Toyota Motor Corp.	387,300	15,245,108
Automobiles Total			31,013,784
Household Durables — 1.2%
	Sony Corp.	897,900	23,929,062
Household Durables Total			23,929,062
Media — 1.7%
	British Sky Broadcasting Group PLC	1,083,100	9,472,812
	ITV PLC (a)	27,185,276	23,306,674
Media Total			32,779,486
Multiline Retail — 1.6%
	Marks & Spencer Group PLC, ADR	2,485,740	31,484,383
Multiline Retail Total			31,484,383
Specialty Retail — 1.5%
	Kingfisher PLC	7,819,700	30,651,157
Specialty Retail Total			30,651,157
CONSUMER DISCRETIONARY TOTAL			149,857,872
CONSUMER STAPLES — 10.8%
Food & Staples Retailing — 7.8%
	Carrefour SA	891,160	43,266,630
	J Sainsbury PLC	4,965,329	26,340,914
	Koninklijke Ahold NV	2,496,732	33,694,422
	Seven & I Holdings Co., Ltd.	1,041,300	23,190,797
	Wm. Morrison Supermarkets PLC	6,214,365	28,156,308
Food & Staples Retailing Total			154,649,071
Food Products — 2.0%
	Unilever NV	1,288,649	39,528,160
Food Products Total			39,528,160
Tobacco — 1.0%
	Japan Tobacco, Inc.	6,829	20,232,615
Tobacco Total			20,232,615
CONSUMER STAPLES TOTAL			214,409,846
ENERGY — 3.2%
Oil, Gas & Consumable Fuels — 3.2%
	BP PLC	3,064,170	29,119,677

		Shares	Value ($)
Common Stocks — (continued)
ENERGY — (continued)
	ENI SpA	1,359,347	33,719,851
Oil, Gas & Consumable Fuels Total			62,839,528
ENERGY TOTAL			62,839,528
FINANCIALS — 17.0%
Commercial Banks — 9.2%
	Barclays PLC	4,818,407	23,745,271
	Chuo Mitsui Trust Holdings, Inc.	1,436,000	5,072,794
	Credit Agricole SA	956,132	20,000,810
	HSBC Holdings PLC	983,039	11,528,068
	Intesa Sanpaolo SpA (a)	8,435,186	36,846,566
	Mitsubishi UFJ Financial Group, Inc.	4,958,431	27,332,598
	Mizuho Financial Group, Inc.	11,539,600	21,324,655
	Natixis (a)	3,977,546	21,448,192
	Royal Bank of Scotland Group PLC (a)	1,097,466	609,999
	Royal Bank of Scotland Group PLC, ADR (a)	20,467	227,593
	San-In Godo Bank Ltd.	233,000	2,092,821
	Sumitomo Mitsui Financial Group, Inc.	250,100	8,312,595
	Yamaguchi Financial Group, Inc.	425,000	4,451,803
Commercial Banks Total			182,993,765
Consumer Finance — 0.4%
	Takefuji Corp.	1,689,230	8,142,592
Consumer Finance Total			8,142,592
Insurance — 7.4%
	Aegon NV (a)	5,311,757	38,765,582
	Mitsui Sumitomo Insurance Group Holdings, Inc.	1,373,000	36,192,236
	Nipponkoa Insurance Co. Ltd.	1,611,000	9,598,903
	Sompo Japan Insurance, Inc.	1,408,000	8,843,805
	Swiss Reinsurance Co., Ltd., Registered Shares	327,000	15,685,142
	Tokio Marine Holdings, Inc.	1,021,900	29,534,230
	XL Capital Ltd., Class A	447,100	8,186,401
Insurance Total			146,806,299
FINANCIALS TOTAL			337,942,656
HEALTH CARE — 13.1%
Pharmaceuticals — 13.1%
	Astellas Pharma, Inc.	635,900	23,328,390
	AstraZeneca PLC	991,685	44,345,550
	Daiichi Sankyo Co., Ltd.	852,600	16,705,550
	GlaxoSmithKline PLC	2,198,848	45,537,915

		Shares	Value ($)
Common Stocks — (continued)
HEALTH CARE — (continued)
	Ono Pharmaceutical Co., Ltd.	730,800	33,586,731
	Sanofi-Aventis SA	869,886	65,778,223
	Taisho Pharmaceutical Co., Ltd.	382,000	6,973,524
	Takeda Pharmaceutical Co., Ltd.	565,400	23,555,438
Pharmaceuticals Total			259,811,321
HEALTH CARE TOTAL			259,811,321
INDUSTRIALS — 1.5%
Air Freight & Logistics — 0.2%
	Deutsche Post AG, Registered Shares	225,000	4,217,885
Air Freight & Logistics Total			4,217,885
Commercial Services & Supplies — 1.3%
	Contax Participacoes SA, ADR	2,571,105	6,586,914
	Dai Nippon Printing Co., Ltd.	1,555,000	19,211,420
Commercial Services & Supplies Total			25,798,334
INDUSTRIALS TOTAL			30,016,219
INFORMATION TECHNOLOGY — 13.8%
Communications Equipment — 5.1%
	Alcatel-Lucent (a)	9,071,300	30,837,895
	Nokia Oyj	2,979,465	39,169,748
	Telefonaktiebolaget LM Ericsson, Class B	3,292,968	31,893,972
Communications Equipment Total			101,901,615
Computers & Peripherals — 0.5%
	NEC Corp. (a)	3,879,000	9,700,871
Computers & Peripherals Total			9,700,871
Electronic Equipment, Instruments & Components — 3.4%
	FUJIFILM Holdings Corp.	890,505	24,272,689
	Hitachi Ltd. (a)	3,889,000	10,461,877
	TDK Corp.	185,000	9,560,769
	Tyco Electronics Ltd.	1,038,543	24,104,583
Electronic Equipment, Instruments & Components Total			68,399,918
Office Electronics — 1.7%
	Canon, Inc.	855,200	32,686,596
Office Electronics Total			32,686,596
Semiconductors & Semiconductor Equipment — 3.1%
	Rohm Co., Ltd.	551,500	35,871,050

		Shares	Value ($)
Common Stocks — (continued)
INFORMATION TECHNOLOGY — (continued)
	STMicroelectronics NV	3,166,900	25,653,803
Semiconductors & Semiconductor Equipment Total			61,524,853
INFORMATION TECHNOLOGY TOTAL			274,213,853
MATERIALS — 5.7%
Chemicals — 4.2%
	Akzo Nobel NV	564,100	35,955,689
	BASF SE	787,700	47,821,121
Chemicals Total			83,776,810
Construction Materials — 1.5%
	Cemex SAB de CV, ADR (a)	2,032,228	22,943,854
	Italcementi SpA	890,500	6,289,828
Construction Materials Total			29,233,682
MATERIALS TOTAL			113,010,492
TELECOMMUNICATION SERVICES — 21.9%
Diversified Telecommunication Services — 19.2%
	Brasil Telecom SA, ADR (Preference) (a)	352,511	10,585,905
	Brasil Telecom SA, ADR (Ordinary)(a)	199,977	3,169,635
	Deutsche Telekom AG, Registered Shares	3,845,600	57,018,516
	France Telecom SA	1,403,318	36,538,999
	KT Corp., ADR	286,131	4,752,636
	Nippon Telegraph & Telephone Corp.	942,500	40,635,050
	Portugal Telecom SGPS SA, ADR	5,584,476	67,572,160
	Swisscom AG, ADR	688,200	26,760,450
	Tele Norte Leste Participacoes SA, ADR	691,100	15,038,336
	Telecom Corp. of New Zealand Ltd., ADR	1,486,604	13,245,642
	Telecom Italia SpA	16,491,810	26,519,756
	Telecom Italia SpA, Savings Shares	23,764,310	26,984,338
	Telefonica SA, ADR	362,381	31,393,066
	Telefonos de Mexico SA de CV, ADR, Class L	1,158,962	20,803,368
Diversified Telecommunication Services Total			381,017,857
Wireless Telecommunication Services — 2.7%
	SK Telecom Co., Ltd.	160,077	23,330,971
	SK Telecom Co., Ltd., ADR	617,639	10,234,278
	Tim Participacoes SA, ADR	127,738	3,448,926
	Vivo Participacoes SA, ADR	228,230	6,961,015

		Shares	Value ($)
Common Stocks — (continued)
TELECOMMUNICATION SERVICES — (continued)
	Vodafone Group PLC	4,677,390	10,576,818
Wireless Telecommunication Services Total			54,552,008
TELECOMMUNICATION SERVICES TOTAL			435,569,865
UTILITIES — 3.4%
Electric Utilities — 3.4%
	Centrais Electricas Brasileiras SA, ADR	2,887,067	49,570,940
	Korea Electric Power Corp., ADR (a)	1,294,050	17,754,366
Electric Utilities Total			67,325,306
UTILITIES TOTAL			67,325,306

	Total Common Stocks (cost of $2,254,815,619)		1,944,996,958

		Par ($)
Short-Term Obligation — 1.7%
	Repurchase agreement with Fixed Income Clearing Corp., dated 11/30/09, due 12/01/09 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 05/06/11, market value $34,160,188 (repurchase proceeds $33,489,065)	33,489,000	33,489,000

	Total Short-Term Obligation (cost of $33,489,000)		33,489,000

	Total Investments — 99.7% (cost of $2,288,304,619)(b)(c)		1,978,485,958

	Other Assets & Liabilities, Net — 0.3%		6,335,229

	Net Assets — 100.0%		1,984,821,187

Notes to Investment Portfolio:

*  Security Valuation:

Equity securities valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term investments maturing in 60 days or less are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”).  The values of such securities used in computing the net asset value of the Master Portfolio’s shares are determined as of such times.  Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Occasionally, events affecting the values of such foreign securities may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Master Portfolio’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.   The Master Portfolio may use a systematic fair valuation model provided by an independent third party to value securities principally traded in foreign markets in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security. The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine value.

Management establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical securities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•      Level 1 — quoted prices in active markets for identical securities

•      Level 2 — prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others)

•      Level 3 — prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.  Unobservable inputs may include management’s own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used, as of November 30, 2009, in valuing the Master Portfolio’s assets:

Description	Quoted Prices (Level 1)	Other Significant Observable (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Consumer Discretionary	$—	$149,857,872	$—	$149,857,872
Consumer Staples	—	214,409,846	—	214,409,846
Energy	—	62,839,528	—	62,839,528
Financials	8,413,994	329,528,662	—	337,942,656
Health Care	—	259,811,321	—	259,811,321
Industrials	—	30,016,219	—	30,016,219
Information Technology	24,104,583	250,109,270	—	274,213,853
Materials	22,943,854	90,066,638	—	113,010,492
Telecommunication Services	187,204,967	248,364,898	—	435,569,865
Utilities	67,325,306	—	—	67,325,306
Total Common Stocks	309,992,704	1,635,004,254	—	1,944,996,958
Total Short-Term Obligation	—	33,489,000	—	33,489,000
Total Investments	$309,992,704	$1,668,493,254	$—	$1,978,485,958

The Master Portfolio’s assets assigned to the Level 2 input category include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.

(a) Non-income producing security.

(b) Cost for federal income tax purposes is $2,288,304,619.
(c) Unrealized appreciation and depreciation at November 30, 2009 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$281,679,472	$(591,498,133)	$(309,818,661)

Acronym	Name

ADR	American Depositary Receipt

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust LLC

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President

Date	January 21, 2010

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer

Date	January 21, 2010